Notes Payable and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Notes Payable and Long-Term Debt [Abstract]
Notes Payable and Long-Term Debt
Notes payable and long-term debt consist of the following as of:

	December 31,
(In thousands)	2019	2018
2018 First Lien Term Loan	$146,000	$154,000
2018 Second Lien Term Loan	-	40,000
Convertible Senior Notes	172,500	-
SDI GACP Term Loan	25,000	-
SDI Crystal Term Loan	-	15,000
Standard Outdoor Promissory Notes	8,447	9,950
Note payable - IVG	4,240	4,000
Gross notes payable and long-term debt	356,187	222,950
Less deferred finance charges and debt discount	(39,641)	(4,903)
Less current maturities	(16,977)	(9,431)
Net notes payable and long-term debt	$299,569	$208,616

Scheduled Principal Repayments
The following table summarizes the consolidated scheduled principal repayments subsequent to December 31, 2019:

($ In thousands)	Future Minimum Principal Payments
2020	$17,078
2021	13,882
2022	16,227
2023	111,500
2024	197,500
thereafter	-
Total	$356,187